OPERATING EXPENSES - Provisions or Operational Reversals (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING COSTS AND EXPENSES
Reversal (provision) for litigation	R$ 1,246,332	R$ (1,857,566)	R$ (13,080,540)
Estimated losses on investments	106,821	92,226	(20,712)
Payment through shares	38,988	(101,813)	(107,652)
Onerous contracts	(862,029)	229,582	16,219
Impairment	(956,492)	(267,815)	475,406
Restitution to the RGR Fund (e)	(558,360)
Measurement at fair value of the asset held for sale	(704,467)
Provision for judicial deposits			(233,908)
Provision for unsecured liabilities			(705,864)
Others	(303,631)	(957)	(237,770)
Operating Charges (Reversals), Net	(2,481,054)	(6,928,425)	(14,922,063)
Generation
OPERATING COSTS AND EXPENSES
Constitutions to onerous contracts provision	862,029	61,977
Generation | Jirau Energia
OPERATING COSTS AND EXPENSES
Constitutions to onerous contracts provision	729,536
Compulsory Loan
OPERATING COSTS AND EXPENSES
Reductions obtained for agreements that have already been signed	1,954,876
Eolica Coxilha Negra And UHE Samuel
OPERATING COSTS AND EXPENSES
Reduction of the recoverable value	853,812
Financing and Loans
OPERATING COSTS AND EXPENSES
ECL	(21,618)	(3,347,749)	(638,894)
Consumers and resellers
OPERATING COSTS AND EXPENSES
ECL	R$ (466,598)	R$ (1,674,333)	110,282
Fuel consumption
OPERATING COSTS AND EXPENSES
ECL			R$ (498,630)